Investment Objectives and Goals	Nov. 01, 2025
Azzad Ethical Fund
Prospectus [Line Items]
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Azzad Ethical Fund’s investment objective is to provide shareholders with long-term total returns using means that are consistent with the Adviser’s ethical principles.
Azzad Wise Capital Fund
Prospectus [Line Items]
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Azzad Wise Capital Fund’s investment objective is to provide shareholders with capital preservation and income.